As filed with the Securities and Exchange Commission on December 6, 2013

Securities Act File No. 333-183945

Investment Company Act File No. 811-22747

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post Effective Amendment No. 8	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 10	☒

(Check appropriate box or boxes)

ALPS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of Principal Executive Offices)

303.623.5277

(Registrant’s Telephone Number, including Area Code)

JoEllen L. Legg, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

Copy to:

Aisha Hunt, Esq.

Dechert LLP

One Maritime Plaza, Suite 2300

San Francisco, CA  94111-3513

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 19, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 6 to its Registration Statement until December 19, 2013.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940, filed on September 24, 2013, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and State of Colorado on the 6th day of December, 2013.

ALPS SERIES TRUST

(Registrant)

By:  /s/ Jeremy O. May

President

Pursuant to the requirements of the Securities Act of 1933, this registrant statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May

President, Trustee and Chairman

December 6, 2013

Jeremy O. May

/s/ Cheryl Burgermeister

Trustee

December 6, 2013

Cheryl Burgermeister*

/s/ J. Wayne Hutchens

Trustee

December 6, 2013

J. Wayne Hutchens*

/s/ Patrick Seese

Trustee

December 6, 2013

Patrick Seese*

* Signature affixed by JoEllen L. Legg pursuant to a Power of Attorney dated October 30, 2012.